Schedule of prepayments (Details) - USD ($)	Jun. 30, 2026	Dec. 31, 2025
Notes and other explanatory information [abstract]
Prepayment for purchases	$ 116,330	$ 78,070
Prepaid sales tax	165,302	152,890
Prepayment for business expansion (Note)	423,960
Other prepayments	77,001	78,729
Prepayments	$ 782,593	$ 309,689